Trade Receivables - Schedule of Detailed Information of Trade Receivables (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Trade Receivables [Abstract]
Trade receivables	$ 71,580
Less: Allowances for bad debts
Carrying value as at end of year	$ 71,580